Income Taxes (Details) - Schedule of Loss Before Income Taxes ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Income Taxes (Details) - Schedule of Loss Before Income Taxes [Line Items]
Income taxes	¥ (5,834)	$ (806)	¥ (12,981)
Non-PRC [Member]
Income Taxes (Details) - Schedule of Loss Before Income Taxes [Line Items]
Income taxes